S-K 1602(a)(3) Forepart, Sponsor Compensation	May 18, 2026 USD ($) $ / shares shares
East Water Ave LLC [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
East Water Ave LLC [Member] | Common Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	1,750,000
Price Paid or to be Paid for Securities, Total Amount	$ 20,128
East Water Ave LLC [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	192,500
Price Paid or to be Paid for Securities, Total Amount	$ 1,925,000
East Water Ave LLC [Member] | Loan [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	500,000
East Water Ave LLC [Member] | Working Capital Loan [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
NFR Capital Limited [Member] | Common Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	560,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,872
NFR Capital Limited [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	80,000
Price Paid or to be Paid for Securities, Total Amount	$ 800,000
NFR Capital Limited [Member] | Working Capital Loan [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Sponsor [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	272,500
Price Paid or to be Paid for Securities, Total Amount	$ 2,725,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Molly Huang [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	100,000
Thomas Kerkaert [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 3,000
Thomas Kerkaert [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	40,000
Irfan Verjee [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 3,000
Irfan Verjee [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	10,000
Masahiro Honna [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	20,000
Samir Parikh [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	20,000